Intangible Asset, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible Assets, Net [Abstract]
Amortization of intangible assets	¥ 985,844	¥ 575,076	¥ 99,301
Finite-lived intangible assets	¥ 47,731,288	¥ 48,717,132		$ 6,739,137